As filed with the Securities and Exchange Commission on 6/29/05

UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-21141

OPTIMUM Q FUNDS
(Exact name of registrant as specified in charter)

125 CambridgePark Drive
Cambridge, MA 02140
(Address of principal executive offices) (Zip code)

John Sherman
125 CambridgePark Drive
Cambridge, MA 02140
(Name and address of agent for service)

(617) 234-2200
Registrant's telephone number, including area code

Date of fiscal year end: July 31

Date of reporting period: April 30, 2005

Item 1. Schedule of Investments.

Optimum QTM Funds - All Cap Core Fund
Schedule of Investments
April 30, 2005 (Unaudited)

Shares		Value

	COMMON STOCKS - 97.98%
	Aerospace & Defense - 0.08%
1,100	Goodrich Corporation	$44,330
	Airlines - 0.06%
2,000	SkyWest, Inc.	36,160
	Banking - 1.97%
2,500	AmSouth Bancorporation	65,800
4,500	Comerica Incorporated	257,670
1,000	Huntington Bancshares Incorporated	23,510
9,800	KeyCorp	324,968
1,800	M&T Bank Corporation	186,210
900	Trustmark Corporation	24,768
4,000	UnionBanCal Corporation	246,240
		1,129,166
	Biotechnology - 2.35%
1,500	Affymetrix, Inc. *	69,165
2,300	Amgen Inc. *	133,883
6,600	Genentech, Inc. *	468,204
17,200	Gilead Sciences, Inc. *	638,120
500	Invitrogen Corporation *	36,635
		1,346,007
	Building & Housing - 4.26%
3,600	Beazer Homes USA, Inc.	164,160
6,000	Centex Corporation	346,320
14,133	D.R. Horton, Inc.	431,056
4,200	KB HOME	239,400
2,600	Lafarge North America Inc.	144,326
6,100	Lennar Corporation	313,967
197	M.D.C. Holdings, Inc.	12,880
600	M/I Homes, Inc.	27,420
6,400	Pulte Homes, Inc.	457,280
1,700	Standard-Pacific Corp.	121,737
1,100	Technical Olympic USA, Inc.	23,155
1,900	The Ryland Group, Inc.	116,660
1,600	WCI Communities, Inc. *	44,848
		2,443,209
	Chemicals - 0.18%
800	FMC Corporation *	39,200
2,400	Westlake Chemical Corporation	63,000
		102,200
	Commercial Services & Supplies - 0.82%
1,600	Ball Corporation	63,200
1,500	Dun & Bradstreet Corporation *	93,660
2,100	Moody's Corporation	172,494
5,600	Robert Half International Inc.	138,992
		468,346

Optimum QTM Funds - All Cap Core Fund
Schedule of Investments
April 30, 2005 (Unaudited)

Shares		Value

	COMMON STOCKS - (continued)
	Computer Peripherals - 0.97%
2,900	American Power Conversion Corporation	$70,354
33,200	EMC Corporation *	435,584
3,000	Ingram Micro Inc. *	49,980
		555,918
	Computer Services - 0.34%
4,000	Cognizant Technology Solutions Corporation *	168,040
600	Fiserv, Inc. *	25,380
		193,420
	Computers - 3.42%
52,900	Dell Inc. *	1,842,507
5,700	Hewlett-Packard Company	116,679
		1,959,186
	Consumer Products - 1.12%
800	Avon Products, Inc.	32,064
1,700	Fortune Brands, Inc.	143,786
1,500	Furniture Brands International, Inc.	29,070
3,200	Tempur-Pedic International, Inc. *	61,088
3,300	The Clorox Company	208,890
1,000	The Toro Company	41,320
2,000	Whirlpool Corporation	124,120
		640,338
	Consumer Services - 0.17%
2,300	Weight Watchers International, Inc. *	96,025
	Diversified Manufacturing - 2.80%
1,700	American Axle & Manufacturing Holdings, Inc.	33,932
2,300	American Standard Companies Inc.	102,833
5,100	Danaher Corporation	258,213
9,800	Deere & Company	612,892
1,000	Donaldson Company, Inc.	29,750
4,500	Illinois Tool Works Inc.	377,190
4,400	Louisiana-Pacific Corporation	108,240
1,900	McDermott International, Inc. *	38,589
1,300	Walter Industries, Inc.	44,590
		1,606,229
	E-Commerce - 2.29%
3,000	CheckFree Corp. *	110,040
1,000	Getty Images, Inc. *	71,550
800	j2 Global Communications, Inc. *	28,576
600	Websense, Inc. *	31,830
31,100	Yahoo! Inc. *	1,073,261
		1,315,257
	Education - 0.06%
1,000	Universal Technical Institute Inc. *	34,910

Optimum QTM Funds - All Cap Core Fund
Schedule of Investments
April 30, 2005 (Unaudited)

Shares		Value

	COMMON STOCKS - (continued)
	Electronics - 0.85%
3,200	Amphenol Corporation	$126,208
3,000	AVX Corporation	32,670
1,600	Harman International Industries, Incorporated	125,728
7,300	Jabil Circuit, Inc. *	201,480
		486,086
	Financial Services - 14.08%
10,600	Capital One Financial Corporation	751,434
3,800	CapitalSource Inc. *	79,800
17,400	CIT Group Inc.	700,872
12,600	Fannie Mae	679,770
14,100	Freddie Mac	867,432
2,500	Investors Financial Services Corp.	104,875
8,700	Lehman Brothers Holdings Inc.	797,964
16,600	Merrill Lynch & Co, Inc.	895,238
9,600	Morgan Stanley	505,152
11,600	Providian Financial Corporation *	193,372
3,400	Radian Group Inc.	151,062
1,500	The First Marblehead Corporation *	57,795
20,600	The Goldman Sachs Group, Inc.	2,199,874
2,000	Westcorp	89,480
		8,074,120
	Food & Beverages - 3.21%
500	Constellation Brands, Inc. - Class A *	26,355
2,600	Dean Foods Company *	89,336
24,100	PepsiCo, Inc.	1,340,924
3,100	Pilgrim's Pride Corporation	111,879
2,600	Smithfield Foods, Inc. *	78,676
2,000	Starbucks Corporation *	99,040
3,400	The Pepsi Bottling Group, Inc.	97,478
		1,843,688
	Healthcare Services & Supplies - 4.89%
1,600	Community Health Systems Inc. *	58,320
1,600	Express Scripts, Inc. *	143,424
1,400	Immucor, Inc. *	41,776
3,100	IMS Health Incorporated	74,338
3,000	Laboratory Corporation of America Holdings *	148,500
700	Lincare Holdings Inc. *	29,876
3,800	Medco Health Solutions, Inc. *	193,686
1,700	PerkinElmer, Inc.	31,450
2,500	Quest Diagnostics Incorporated	264,500
5,000	Stryker Corporation	242,750
2,300	Thermo Electron Corporation *	57,454
5,300	UnitedHealth Group Incorporated	500,903

Optimum QTM Funds - All Cap Core Fund
Schedule of Investments
April 30, 2005 (Unaudited)

Shares		Value

	COMMON STOCKS - (continued)
	Healthcare Services & Supplies - (continued) - 4.89%
7,000	Varian Medical Systems, Inc. *	$236,180
9,600	Zimmer Holdings, Inc. *	781,632
		2,804,789
	Insurance - 16.99%
2,100	Allmerica Financial Corporation *	70,497
4,200	AMBAC Financial Group, Inc.	280,770
2,400	American Financial Group, Inc. *	74,616
17,700	American International Group, Inc.	900,045
1,700	AmerUs Group Co.	79,917
5,800	Assurant, Inc.	191,922
5,800	Genworth Financial Inc.	162,110
11,400	Hartford Financial Services Group, Inc.	825,018
1,500	Horace Mann Educators Corporation	24,570
2,200	Jefferson-Pilot Corporation	110,462
1,600	LandAmerica Financial Group, Inc.	79,360
3,700	Lincoln National Corporation	166,389
3,600	Loews Corporation	255,168
2,100	MBIA Inc.	109,998
2,800	Mercury General Corporation	148,008
26,100	Metlife, Inc.	1,015,290
4,100	MGIC Investment Corporation	241,900
3,800	Nationwide Financial Services, Inc. - Class A	134,634
2,200	Ohio Casualty Corporation *	51,590
2,000	Principal Financial Group, Inc.	78,160
2,750	Protective Life Corporation	105,160
2,400	Prudential Financial, Inc.	137,160
1,100	Reinsurance Group of America, Incorporated	49,192
5,500	SAFECO Corporation	289,685
1,000	Selective Insurance Group, Inc.	44,150
1,200	StanCorp Financial Group, Inc.	91,824
900	State Auto Financial Corporation	24,516
1,500	Stewart Information Services Corporation	54,030
40,450	The Allstate Corporation	2,271,672
14,300	The Chubb Corporation	1,169,454
1,300	The Commerce Group, Inc.	76,804
3,100	The PMI Group, Inc.	108,996
2,400	Torchmark Corporation	128,232
5,850	W.R. Berkley Corporation	190,125
		9,741,424
	Leisure & Gaming - 0.07%
700	Choice Hotels International, Inc.	42,364

Optimum QTM Funds - All Cap Core Fund
Schedule of Investments
April 30, 2005 (Unaudited)

Shares		Value

	COMMON STOCKS - (continued)
	Metals - 2.00%
2,000	Commercial Metals Company	$51,020
7,900	Nucor Corporation	403,690
4,100	Phelps Dodge Corporation	351,985
2,100	Steel Dynamics, Inc.	57,078
5,500	United States Steel Corporation	235,180
2,800	Worthington Industries, Inc.	45,528
		1,144,481
	Multimedia - 1.58%
2,200	Gannett Co., Inc.	169,400
4,400	Omnicom Group Inc.	364,760
10,700	Viacom Inc. - Class B *	370,434
		904,594
	Oil & Gas - 20.59%
8,000	Amerada Hess Corporation	749,200
20,700	Anadarko Petroleum Corporation	1,511,928
16,800	Apache Corporation	945,672
3,600	BJ Services Company	175,500
47,300	ChevronTexaco Corporation	2,459,600
25,700	ConocoPhillips	2,694,645
16,900	Devon Energy Corporation	763,373
4,100	Grant Prideco, Inc. *	90,815
10,000	Marathon Oil Corporation	465,700
1,400	Noble Corporation	71,260
16,800	Occidental Petroleum Corporation	1,159,200
1,900	Overseas Shipholding Group, Inc.	107,217
3,100	Pogo Producing Company	139,531
1,600	Superior Energy Services, Inc. *	23,808
1,000	Swift Energy Company *	26,330
1,600	Tesoro Corporation *	60,704
1,300	The Houston Exploration Company *	66,222
1,400	Tidewater Inc.	48,258
1,800	Unit Corporation *	69,048
3,400	Weatherford International Ltd. *	177,310
		11,805,321
	Restaurants - 0.13%
1,500	Brinker International, Inc. *	50,700
1,000	Landry's Restaurants, Inc.	26,000
		76,700
	Retail - 5.66%
2,000	Aeropostale, Inc. *	55,860
1,000	AutoZone, Inc. *	83,000
2,000	bebe stores, inc.	64,640
6,600	Chico's FAS, Inc. *	169,158
4,700	Dollar General Corporation	95,645

Optimum QTM Funds - All Cap Core Fund
Schedule of Investments
April 30, 2005 (Unaudited)

Shares		Value

	COMMON STOCKS - (continued)
	Retail - (continued) - 5.66%
2,200	Pacific Sunwear Of California, Inc. *	$49,742
2,900	Urban Outfitters, Inc. *	128,470
54,300	Wal-Mart Stores, Inc.	2,559,702
1,500	Zale Corporation *	40,545
		3,246,762
	Savings & Loans - 0.63%
8,025	Astoria Financial Corporation	212,743
1,300	Downey Financial Corp.	84,149
1,300	FirstFed Financial Corp. *	65,819
		362,711
	Semiconductors - 0.52%
12,300	Altera Corporation *	254,979
1,800	Texas Instruments Incorporated	44,928
		299,907
	Software - 0.59%
2,400	Cogent Inc. *	54,000
1,100	Fair Isaac Corporation	36,168
3,500	Mercury Interactive Corporation *	144,655
2,800	NAVTEQ *	101,976
		336,799
	Textiles & Apparel - 1.03%
15,400	Coach, Inc. *	412,720
1,400	Fossil, Inc. *	32,564
2,700	Reebok International Ltd.	109,647
900	The Children's Place Retail Stores, Inc. *	33,489
		588,420
	Transportation - 2.84%
1,100	Arkansas Best Corporation	34,683
30,500	Burlington Northern Santa Fe Corporation	1,471,625
2,500	Laidlaw International Inc. *	55,975
1,800	Ryder System, Inc.	66,474
		1,628,757
	Utility - Electric - 0.63%
2,000	Cinergy Corp.	79,200
2,000	DTE Energy Company	91,900
800	Entergy Corporation	58,640
6,300	Reliant Energy Inc. *	64,071
1,000	SCANA Corporation	38,840
1,800	Xcel Energy, Inc.	30,924
		363,575
	Utility - Gas - 0.78%
600	Equitable Resources, Inc.	34,584
10,300	Sempra Energy	415,914
		450,498

Optimum QTM Funds - All Cap Core Fund
Schedule of Investments
April 30, 2005 (Unaudited)

Shares		Value

	COMMON STOCKS - (continued)
	Utility - Telephone - 0.02%
500	BellSouth Corporation	$13,245
	TOTAL COMMON STOCKS (Cost $54,533,331)	56,184,942
	SHORT TERM INVESTMENTS - 3.28%
	Money Market Mutual Funds - 3.28%
1,881,805	SEI Daily Income Trust Government Fund	1,881,805
	TOTAL SHORT TERM INVESTMENTS (Cost $1,881,805)	1,881,805
	TOTAL INVESTMENTS (Cost $56,415,136) - 101.26%	58,066,747
	LIABILITIES LESS OTHER ASSETS - (1.26)%	(719,822)
	TOTAL NET ASSETS - 100.0%	$57,346,925

*Non Income Producing

	See notes to financial statements

Optimum QTM Funds - Balanced Growth Fund
Schedule of Investments
April 30, 2005 (Unaudited)

Shares		Value

	COMMON STOCKS - 56.87%
	Aerospace & Defense - 0.04%
600	Goodrich Corporation	$24,180
	Airlines - 0.03%
900	SkyWest, Inc.	16,272
	Banking - 0.90%
1,600	AmSouth Bancorporation	42,112
2,500	Comerica Incorporated	143,150
700	Huntington Bancshares Incorporated	16,457
3,100	KeyCorp	102,796
900	M&T Bank Corporation	93,105
2,200	UnionBanCal Corporation	135,432
		533,052
	Biotechnology - 0.97%
100	Affymetrix, Inc. *	4,611
400	Amgen Inc. *	23,284
3,000	Genentech, Inc. *	212,820
8,700	Gilead Sciences, Inc. *	322,770
200	Invitrogen Corporation *	14,654
		578,139
	Building & Housing - 2.53%
2,400	Beazer Homes USA, Inc.	109,440
6,400	Centex Corporation	369,408
7,733	D.R. Horton, Inc.	235,856
2,200	KB HOME	125,400
1,400	Lafarge North America Inc.	77,714
3,200	Lennar Corporation	164,704
139	M.D.C. Holdings, Inc.	9,088
300	M/I Homes, Inc.	13,710
3,200	Pulte Homes, Inc.	228,640
900	Standard-Pacific Corp.	64,449
700	Technical Olympic USA, Inc.	14,735
1,000	The Ryland Group, Inc.	61,400
900	WCI Communities, Inc. *	25,227
		1,499,771
	Chemicals - 0.09%
400	FMC Corporation *	19,600
1,200	Westlake Chemical Corporation	31,500
		51,100
	Commercial Services & Supplies - 0.42%
900	Ball Corporation	35,550
800	Dun & Bradstreet Corporation *	49,952
1,100	Moody's Corporation	90,354
3,000	Robert Half International Inc.	74,460

		250,316

Optimum QTM Funds - Balanced Growth Fund
Schedule of Investments
April 30, 2005 (Unaudited)

Shares		Value

	COMMON STOCKS - (continued)
	Computer Peripherals - 0.47%
1,300	American Power Conversion Corporation	$31,538
17,100	EMC Corporation *	224,352
1,400	Ingram Micro Inc. *	23,324
		279,214
	Computer Services - 0.15%
2,100	Cognizant Technology Solutions Corporation *	88,221
	Computers - 1.74%
29,300	Dell Inc. *	1,020,519
500	Hewlett-Packard Company	10,235
		1,030,754
	Consumer Products - 0.53%
900	Fortune Brands, Inc.	76,122
800	Furniture Brands International, Inc.	15,504
1,800	Tempur-Pedic International, Inc. *	34,362
1,600	The Clorox Company	101,280
400	The Toro Company	16,528
1,100	Whirlpool Corporation	68,266
		312,062
	Consumer Services - 0.08%
1,100	Weight Watchers International, Inc. *	45,925
	Diversified Manufacturing - 1.38%
900	American Axle & Manufacturing Holdings, Inc.	17,964
1,300	American Standard Companies Inc.	58,123
2,700	Danaher Corporation	136,701
5,200	Deere & Company	325,208
2,100	Illinois Tool Works Inc.	176,022
2,300	Louisiana-Pacific Corporation	56,580
1,100	McDermott International, Inc. *	22,341
700	Walter Industries, Inc.	24,010
		816,949
	E-Commerce - 1.08%
1,400	CheckFree Corp. *	51,352
500	Getty Images, Inc. *	35,775
400	j2 Global Communications, Inc. *	14,288
300	Websense, Inc. *	15,915
15,100	Yahoo! Inc. *	521,101
		638,431
	Education - 0.03%
500	Universal Technical Institute Inc. *	17,455
	Electronics - 0.41%
1,700	Amphenol Corporation	67,048
1,600	AVX Corporation	17,424

Optimum QTM Funds - Balanced Growth Fund
Schedule of Investments
April 30, 2005 (Unaudited)

Shares		Value

	COMMON STOCKS - (continued)
	Electronics - (continued) - 0.41%
700	Harman International Industries, Incorporated	$55,006
3,700	Jabil Circuit, Inc. *	102,120
		241,598
	Financial Services - 7.11%
5,700	Capital One Financial Corporation	404,073
2,200	CapitalSource Inc. *	46,200
12,500	CIT Group Inc.	503,500
8,500	Freddie Mac	522,920
1,400	Investors Financial Services Corp.	58,730
3,200	Lehman Brothers Holdings Inc.	293,504
9,200	Merrill Lynch & Co, Inc.	496,156
5,000	Morgan Stanley	263,100
6,700	Providian Financial Corporation *	111,689
2,000	Radian Group Inc.	88,860
900	The First Marblehead Corporation *	34,677
12,600	The Goldman Sachs Group, Inc.	1,345,554
1,100	Westcorp	49,214
		4,218,177
	Food & Beverages - 1.51%
300	Constellation Brands, Inc. - Class A *	15,813
1,400	Dean Foods Company *	48,104
11,400	PepsiCo, Inc.	634,296
1,700	Pilgrim's Pride Corporation	61,353
1,300	Smithfield Foods, Inc. *	39,338
1,000	Starbucks Corporation *	49,520
1,600	The Pepsi Bottling Group, Inc.	45,872
		894,296
	Healthcare Services & Supplies - 2.47%
900	Community Health Systems Inc. *	32,805
700	Express Scripts, Inc. *	62,748
700	Immucor, Inc. *	20,888
1,500	IMS Health Incorporated	35,970
1,600	Laboratory Corporation of America Holdings *	79,200
1,700	Medco Health Solutions, Inc. *	86,649
900	PerkinElmer, Inc.	16,650
1,300	Quest Diagnostics Incorporated	137,540
2,800	Stryker Corporation	135,940
1,000	Thermo Electron Corporation *	24,980
2,500	UnitedHealth Group Incorporated	236,275
5,800	Varian Medical Systems, Inc. *	195,692
4,900	Zimmer Holdings, Inc. *	398,958
		1,464,295

Optimum QTM Funds - Balanced Growth Fund
Schedule of Investments
April 30, 2005 (Unaudited)

Shares		Value

	COMMON STOCKS - (continued)
	Insurance - 8.76%
1,100	Allmerica Financial Corporation *	$36,927
700	AMBAC Financial Group, Inc.	46,795
1,200	American Financial Group, Inc. *	37,308
6,400	American International Group, Inc.	325,440
900	AmerUs Group Co.	42,309
2,800	Assurant, Inc.	92,652
2,800	Genworth Financial Inc.	78,260
5,700	Hartford Financial Services Group, Inc.	412,509
800	Horace Mann Educators Corporation	13,104
1,200	Jefferson-Pilot Corporation	60,252
1,000	LandAmerica Financial Group, Inc.	49,600
1,900	Lincoln National Corporation	85,443
2,100	Loews Corporation	148,848
1,200	MBIA Inc.	62,856
14,500	Metlife, Inc.	564,050
2,100	MGIC Investment Corporation	123,900
1,100	Nationwide Financial Services, Inc. - Class A	38,973
1,200	Ohio Casualty Corporation *	28,140
800	Principal Financial Group, Inc.	31,264
1,500	Protective Life Corporation	57,360
800	Prudential Financial, Inc.	45,720
500	Reinsurance Group of America, Incorporated	22,360
2,900	SAFECO Corporation	152,743
500	Selective Insurance Group, Inc.	22,075
700	StanCorp Financial Group, Inc.	53,564
500	State Auto Financial Corporation	13,620
1,000	Stewart Information Services Corporation	36,020
25,950	The Allstate Corporation	1,457,352
9,100	The Chubb Corporation	744,198
700	The Commerce Group, Inc.	41,356
1,500	The PMI Group, Inc.	52,740
2,250	Torchmark Corporation	120,217
3,150	W.R. Berkley Corporation	102,375
		5,200,330
	Leisure & Gaming - 0.03%
300	Choice Hotels International, Inc.	18,156
	Metals - 1.00%
1,000	Commercial Metals Company	25,510
4,000	Nucor Corporation	204,400
2,200	Phelps Dodge Corporation	188,870
1,100	Steel Dynamics, Inc.	29,898
2,900	United States Steel Corporation	124,004
1,400	Worthington Industries, Inc.	22,764
		595,446

Optimum QTM Funds - Balanced Growth Fund
Schedule of Investments
April 30, 2005 (Unaudited)

Shares		Value

	COMMON STOCKS - (continued)
	Multimedia - 0.76%
1,000	Gannett Co., Inc.	$77,000
2,200	Omnicom Group Inc.	182,380
5,500	Viacom Inc. - Class B *	190,410
		449,790
	Oil & Gas - 10.32%
5,400	Amerada Hess Corporation	505,710
13,700	Anadarko Petroleum Corporation	1,000,648
8,700	Apache Corporation	489,723
2,100	BJ Services Company	102,375
25,800	ChevronTexaco Corporation	1,341,600
12,300	ConocoPhillips	1,289,655
7,400	Devon Energy Corporation	334,258
2,100	Grant Prideco, Inc. *	46,515
3,700	Marathon Oil Corporation	172,309
8,300	Occidental Petroleum Corporation	572,700
1,000	Overseas Shipholding Group, Inc.	56,430
1,000	Pogo Producing Company	45,010
900	Superior Energy Services, Inc. *	13,392
600	Swift Energy Company *	15,798
800	Tesoro Corporation *	30,352
700	The Houston Exploration Company *	35,658
200	Tidewater Inc.	6,894
1,300	Weatherford International Ltd. *	67,795
		6,126,822
	Real Estate Investment Trusts - 7.56%
7,050	Archstone-Smith Trust	253,589
3,800	Avalonbay Communities, Inc.	273,600
4,400	Boston Properties, Inc.	292,468
3,600	CenterPoint Properties Trust	148,356
5,950	Developers Diversified Realty Corporation	252,518
7,800	Duke Realty Corporation	238,680
7,700	Equity Residential	264,495
5,050	Federal Realty Investment Trust	270,175
10,300	General Growth Properties, Inc.	402,833
7,700	Health Care Property Investors, Inc.	197,428
2,800	Hospitality Properties Trust	116,984
4,900	Kimco Realty Corporation	271,411
5,000	Plum Creek Timber Company, Inc.	172,700
7,150	Prentiss Properties Trust	237,523
3,800	ProLogis	150,442
3,300	Public Storage, Inc.	193,710
12,200	Taubman Centers, Inc.	361,120
5,100	Vornado Realty Trust	389,895
		4,487,927

Optimum QTM Funds - Balanced Growth Fund
Schedule of Investments
April 30, 2005 (Unaudited)

Shares		Value

	COMMON STOCKS - (continued)
	Restaurants - 0.07%
800	Brinker International, Inc. *	$27,040
600	Landry's Restaurants, Inc.	15,600
		42,640
	Retail - 2.81%
1,000	Aeropostale, Inc. *	27,930
500	AutoZone, Inc. *	41,500
1,050	bebe stores, inc.	33,936
3,600	Chico's FAS, Inc. *	92,268
2,400	Dollar General Corporation	48,840
1,300	Pacific Sunwear Of California, Inc. *	29,393
1,500	Urban Outfitters, Inc. *	66,450
27,700	Wal-Mart Stores, Inc.	1,305,778
800	Zale Corporation *	21,624
		1,667,719
	Savings & Loans - 0.20%
1,350	Astoria Financial Corporation	35,789
700	Downey Financial Corp.	45,311
800	FirstFed Financial Corp. *	40,504
		121,604
	Semiconductors - 0.25%
6,400	Altera Corporation *	132,672
700	Texas Instruments Incorporated	17,472
		150,144
	Software - 0.29%
1,200	Cogent Inc. *	27,000
500	Fair Isaac Corporation	16,440
1,900	Mercury Interactive Corporation *	78,527
1,400	NAVTEQ *	50,988
		172,955
	Textiles & Apparel - 0.53%
8,400	Coach, Inc. *	225,120
600	Fossil, Inc. *	13,956
1,400	Reebok International Ltd.	56,854
500	The Children's Place Retail Stores, Inc. *	18,605
		314,535
	Transportation - 1.68%
19,300	Burlington Northern Santa Fe Corporation	931,225
1,200	Laidlaw International Inc. *	26,868
1,100	Ryder System, Inc.	40,623
		998,716
	Utility - Electric - 0.28%
1,100	Cinergy Corp.	43,560
1,100	DTE Energy Company	50,545
3,100	Reliant Energy Inc. *	31,527

Optimum QTM Funds - Balanced Growth Fund
Schedule of Investments
April 30, 2005 (Unaudited)

Shares		Value

	COMMON STOCKS - (continued)
	Utility - Electric - (continued) - 0.28%
500	SCANA Corporation	$19,420
1,100	Xcel Energy, Inc.	18,898
		163,950
	Utility - Gas - 0.39%
200	Equitable Resources, Inc.	11,528
5,500	Sempra Energy	222,090
		233,618

	TOTAL COMMON STOCKS (Cost $30,778,956)	33,744,559

	EXCHANGE TRADED FUNDS - 7.84%
	Exchange Traded Funds - 7.84%
29,750	iShares MSCI EAFE Index Fund (1)	4,649,925
	TOTAL EXCHANGE TRADED FUNDS (Cost $3,003,902)	4,649,925

Principal
Amount		Value

	CORPORATE NOTES & BONDS - 5.29%
$ 100,000	Air Products & Chemicals Inc. Notes,
	7.375%, Due 5/1/02	$100,000
250,000	The Bear Stearns Companies Inc. Medium-Term Floating Rate
	Notes, Series B, 3.30%, Due 6/19/06	250,811
125,000	Boeing Capital Corporation Senior Notes,
	5.65%, Due 5/16/06	127,278
100,000	Dominion Resources Inc. Senior Notes,
	7.625%, Due 7/15/05	100,817
200,000	Ford Motor Credit Co. Notes,
	6.875%, Due 2/1/06	202,340
300,000	General Motors Acceptance Corporation Notes,
	6.125%, Due 2/1/07	294,747
400,000	GTE North Inc. Notes,
	6.90%, Due 11/1/08	427,754
300,000	Household Finance Corporation Notes,
	7.20%, Due 7/15/06	311,447
100,000	Masco Corporation Notes,
	6.75%, Due 3/15/06	102,413
300,000	SLM Corporation Medium Term Notes,
	3.95%, Due 8/15/08	296,076
250,000	Safeway Inc. Notes, 4.80%, Due 7/16/07	251,597
250,000	TCI Communications Inc. Senior Notes, 6.875%,
	Due 2/15/06	259,177
100,000	Washington Mutual Inc. Notes,
	7.50, Due 8/15/06	104,121

Optimum QTM Funds - Balanced Growth Fund
Schedule of Investments
April 30, 2005 (Unaudited)

Principal
Amount		Value

	CORPORATE NOTES & BONDS - 5.29%
$ 300,000	Weyerhaeuser Co. Notes,	$307,904
	6.00%, Due 8/1/06

	TOTAL CORPORATE BONDS (Cost $3,177,017)	3,136,482

	NON-AGENCY MORTGAGE & ASSET
	BACKED SECURITIES - 8.21%
130,468	Banc of America Funding Corporation Mortgage
	Pass-Through Certificates, Series 2003-I, Class A1
	6.00%, Due 5/20/33	131,446
9,458	Bear Stearns Mortgage Securities, Inc. Mortgage
	Variable Rate Pass-Thru Certificates,	9,765
	Series 1997-6, Class 1-A, 6.767%,
	Due 3/25/31
438,974	Chase Mortgage Finance Trust Mortgage Pass-Through
	Certificates, Series 2003-S1, 5.25%, Due 2/25/18	441,552
862,898	Community Program Loan Trust Asset-Backed
	Certificates, Series 1987-A, Class A4,	864,958
	4.50%, Due 10/1/18
	Credit Suisse First Boston Mortgage
	Pass-Through Certificates:
100,360	Series 2002-HE4, Class AF, 5.51%, Due 8/25/32	102,022
666,448	Series 2002-34, Class DB, 7.01%, Due 12/25/32	528,935
461,802	Indymac Home Equity Loan Asset-Backed Trust
	Certificates, Series 2004-C, Class 1A1,
	3.16%, Due 3/25/35	462,547
819,463	Master Asset Securitization Trust Collateralized Mortgage
	Obligation, Series 2003-6, Class 9A1,
	4.25%, Due 7/25/33	810,119
496,469	Vendee Mortgage Trust Pass-Through Certificates,
	Series 1994-3A, Class 1ZB, 6.50%, 9/15/24	527,445
1,000,000	WAMU Floating Rate Mortgage Pass-Through Certificates,

		991,486

	TOTAL NON-AGENCY MORTGAGE &
	ASSET BACKED SECURITIES (Cost 4,842,472)	4,870,275

	UNITED STATES GOVERNMENT &
	AGENCY ISSUES - 17.83%
399,949	FHLMC Guaranteed Real Estate Mortgage Investment

		420,425

Optimum QTM Funds - Balanced Growth Fund
Schedule of Investments
April 30, 2005 (Unaudited)

Principal
Amount		Value

	UNITED STATES GOVERNMENT &
	AGENCY ISSUES - (continued) - 17.83%
	FHLMC Guaranteed Real Estate Mortgage
	Investment Conduit Pass-Thru Certificates:
$ 857,021	Series 2647, Class A, 3.25%, Due 4/15/32	$807,964
416,065	Series 2676, Class JA, 4.00%, Due 8/15/13	415,651
500,000	Series 2663, Class LN, 4.50%, Due 1/15/22	502,302
125,000	Series 2626, Class NA, 5.00%, Due 6/15/23	127,756
750,000	Series 1686, Class PJ, 5.00%, Due 2/15/24	747,555
140,017	Series 2366, Class VG, 6.00%, Due 6/15/11	143,717
75,000	Series 2497, Class JH, 6.00%, Due 9/15/32	78,505
9,195	Series 2335, Class VA, 6.50%, Due 4/15/12	9,200
200,000	Series 1568, Class D, 6.75%, Due 8/15/23	209,431
66,880	Series 1595, Class D, 7.00%, Due 10/15/13	69,070
26,510	Series 1311, Class K, 7.00%, Due 7/15/22	26,642
57,794	Series 1384, Class D, 7.00%, Due 9/15/22	58,439

	FNMA Guaranteed Mortgage Pass-Thru Certificates:
322,610	Pool #E01538, 5.00%, Due 12/1/18	325,604
286,976	Pool #420173, 5.75%, Due 4/1/30	292,507
50,557	Pool #408761, 7.00%, Due 12/1/12	53,264
14,729	Pool #512255, 7.50%, Due 9/1/14	15,546
91,696	Pool #609554, 7.50%, Due 10/1/16	96,776
133,867	FNMA Guaranteed Real Estate Mortgage
	Investment Conduit Inverse Variable Rate Pass-Thru
	Certificates, Series 1993-113, Class SB, 9.7489%, Due 7/25/23	153,775

	FNMA Guaranteed Real Estate Mortgage
	Investment Conduit Pass-Thru Certificates:
634,402	Series 2003-49, Class JE, 3.00%, Due 4/25/33	598,995
404,885	Series 2003-66, Class MB, 3.50%, Due 5/23/23	386,660
34,936	Series 2003-35, Class UC, 3.75%, Due 5/25/33	34,041
471,433	Series 2003-28, Class GA, 4.00%, Due 10/25/32	461,877
347,082	Series 2001-61, Class TD, 6.00%, Due 7/25/30	350,773
980,009	Series 2004-56, Class A, 6.00%, Due 7/25/34	976,038
628,867	Series 2002-1, Class HC, 6.50%, Due 2/25/22	655,979
276,001	Series 2002-22, Class G, 6.50%, Due 4/25/32	286,749
87,735	Series 1992-188, Class PZ, 7.50%, Due 10/25/22	93,617
45,613	Series 2001-37, Class GA, 8.00%, Due 7/25/16	47,903
270,608	Series G92-44, Class ZQ, 8.00%, Due 7/25/22	292,377

	GNMA Guaranteed Real Estate Mortgage Investment
	Conduit Pass-Thru Certificates
77,000	Series 2002-17, Class B, 6.00%, Due 3/20/32	79,036
48,903	Series 1999-29, Class PB, 7.25%, Due 7/16/28	50,612

Optimum QTM Funds - Balanced Growth Fund
Schedule of Investments
April 30, 2005 (Unaudited)

Principal
Amount		Value

	UNITED STATES GOVERNMENT &
	AGENCY ISSUES - (continued) - 17.83%
$ 410,159	Series 1996-10, Class PD, 7.50%, due 6/20/26	$435,290
1,186,990	United States Treasury Bill Inflation Index Note,
	3.625%, Due 1/15/08	1,277,081

	TOTAL UNITED STATES GOVERNMENT &
	AGENCY ISSUES (Cost 10,570,122)	10,581,157

	SHORT TERM INVESTMENTS - 4.41%
	Money Market Mutual Funds - 2.73%
1,620,380	SEI Daily Income Trust Government Fund	1,620,380
	United States Government &
	Agency Issues - 1.68%
1,000,000	FLMC Discount Note, 3.50%, Due 9/8/06	996,964
	TOTAL SHORT TERM INVESTMENTS
	(Cost $2,620,380)	2,617,344
	TOTAL INVESTMENTS - 100.45%
	(Cost $54,992,849)	59,599,742
	LIABILITIES LESS OTHER ASSETS - (0.45)%	(264,344)
	TOTAL NET ASSETS - 100.00%	$59,335,398

*Non Income Producing
[1]Underlying securities are stocks of foreign companies.

	See notes to financial statements

Optimum QTM Funds - Capitql Conservation Fund
Schedule of Investments
April 30, 2005 (Unaudited)

Principal Amount		Value

	CORPORATE NOTES & BONDS - 10.99%
$ 200,000	Air Products & Chemicals Inc. Notes,
	7.375%, Due 5/1/05	$200,000
500,000	The Bear Stearns Companies Inc. Medium-Term Floating Rate
	Notes, Series B, 3.30%, Due 6/19/06	501,622
174,000	Boeing Capital Corporation Senior Notes,
	5.65%, Due 5/15/06	177,170
300,000	Cox Communications Inc. Notes,
	6.875%, Due 6/15/05	300,997
350,000	Dominion Resources Inc. Senior Notes,
	7.625%, Due 7/15/05	352,860
300,000	General Motors Acceptance Corporation Notes,
	6.125%, Due 2/1/07	294,747
400,000	KeyCorp Subordinated Notes,
	7.25%, Due 6/1/05	401,210
300,000	Masco Corporation Notes,
	6.75%, Due 3/15/06	307,238
290,000	SLM Corporation Medium Term Notes,
	3.95%, Due 8/15/08	286,207
250,000	TCI Communications Inc. Senior Notes,
	6.875%, Due 2/15/06	259,178
400,000	Washington Mutual Inc. Notes,
	7.50%, Due 8/15/06	416,483
400,000	Weyerhaeuser Co. Notes,
	6.00%, Due 8/1/06	410,539
	TOTAL CORPORATE NOTES & BONDS
	(Cost $3,945,886)	3,908,251

	NON-AGENCY MORTGAGE &
	ASSET BACKED SECURITIES - 30.58%
181,118	American Housing Trust Collateralized Mortgage
	Obligation, Series XI, Class 3G,
	8.25%, Due 1/25/22	181,488
	Americredit Automobile Receivables Trust Asset-
	Backed Notes:
500,000	Series 2002-C, Class A4, 3.55%, Due 2/12/09	498,898
277,227	Series 2001-B, Class A4, 5.37%, Due 6/12/08	279,253
436,411	Banc of America Mortgage Securities, Inc. Variable Rate
	Pass-Through Certificates, Series 2003-B, Class 2A2
	4.413%, Due 3/25/33	435,744
	CS First Boston Mortgage Securities Corporation
	Mortgage-Backed Pass-Through Certificates,
115,000	Series 2002-26, Class 3A5, 3.393%, Due 10/25/32	123,233
476,034	Series 2002-34, Class DB, 7.01%, Due 12/25/32	377,810

Optimum QTM Funds - Capitql Conservation Fund
Schedule of Investments
April 30, 2005 (Unaudited)

Principal Amount		Value

	NON-AGENCY MORTGAGE &
	ASSET BACKED SECURITIES - (continued) - 30.58%
$ 1,000,000	Capital One Auto Finance Trust Asset-Backed
	Certificates, Series 2003-A, Class A4A,
	2.47%, Due 1/15/10	$982,912
862,898	Community Program Loan Trust Asset-Backed
	Certficates, Series 1987-A, Class A4,
	4.50%, Due 10/1/18	864,958
648,230	Countrywide Alternative Loan Trust Mortgage Pass-Through
	Certificates, Series 2003-J3, Class 2A1, 6.25%,
	Due 12/25/33	660,591
1,000,000	DaimlerChrysler Auto Trust Asset-Backed Certificates,
	Series 2004-C, Class A4, 3.28%, Due 12/8/09	980,245
531,657	Ford Credit Auto Owner Trust Asset-Backed Notes,
	Series 2002-A, Class A-4A, 4.36%, Due 9/15/06	532,911
461,803	Indymac Home Equity Loan Asset-Backed Trust
	Certificates, Series 2004-C, Class 1A1,
	3.16%, Due 3/25/35	462,547
819,463	Master Asset Securitization Trust Collateralized Mortgage
	Obligation, Series 2003-6, Class 9A1,
	4.25%, Due 7/25/33	810,119
826,512	Onyx Acceptance Owner Trust Asset-Backed Notes,
	Series 2002-C, Class A4, 4.07%, Due 4/15/09	828,666
959,605	Residential Asset Securities Corporation Home Equity
	Mortgage Asset-Backed Pass-Thru Certificates,
	Series 2003-KS8, Class AI2, 2.61%, Due 6/25/24	956,775
	Vendee Mortgage Trust Pass-Through Certificates,
336,579	Series 2000-2, Class G, 7.50%, Due 10/15/09	338,850
992,938	Series 1994-3A, Class 1ZB, 6.50%, 9/15/24	1,054,890
502,887	WFS Financial Owner Trust Auto Receivable Backed Notes,
	Series 2002-1, Class A4A, 4.87%, Due 9/20/09	506,629
	TOTAL NON-AGENCY MORTGAGE &
	ASSET BACKED SECURITIES
	(Cost $10,888,962)	10,876,519

	UNITED STATES GOVERNMENT &
	AGENCY ISSUES - 47.47%
250,268	FHLMC Guaranteed Real Estate Mortgage Investment
	Conduit Inverse Variable Rate Pass-Thru Certificates,
	Series 2648, Class TS, 10.833%, Due 7/15/33	263,081
	FHLMC Guaranteed Real Estate Mortgage
	Investment Conduit Pass-Thru Certificates:
857,021	Series 2647, Class A, 3.25%, Due 4/15/32	807,964

Optimum QTM Funds - Capitql Conservation Fund
Schedule of Investments
April 30, 2005 (Unaudited)

Principal Amount		Value

	UNITED STATES GOVERNMENT &
	AGENCY ISSUES - (continued) - 47.47%
$ 832,131	Series 2676, Class JA, 4.00%, Due 8/15/13	$831,302
900,300	Series 2694, Class BA, 4.00%, Due 6/15/31	891,684
1,000,000	Series 2663, Class LN, 4.50%, Due 1/15/22	1,004,604
20,040	Series 141, Class D, 5.00%, Due 5/15/21	20,012
158,985	Series 1624, Class KZ, 6.00%, Due 12/15/08	162,797
285,000	Series 2091, Class PG, 6.00%, Due 11/15/28	293,270
185,533	Series 1596, Class D, 6.50%, Due 10/15/13	192,358
212,849	Series 1211, Class L, 7.00%, Due 3/15/07	212,784
341,087	Series 1595, Class D, 7.00%, Due 10/15/13	352,255
6,332	Series 1096, Class E, 7.00%, Due 6/15/21	6,329
	FHLMC Participation Certificates:
243,285	Pool #M90767, 4.50%, Due 11/1/07	244,352
262,401	Pool #M90766, 5.00%, Due 11/1/07	266,680
483,914	Pool #E01538, 5.00%, Due 12/1/18	488,406
430,464	Pool #420173, 5.75%, Due 4/1/30	438,760
137,914	Pool #C90493, 6.50%, Due 11/1/21	143,475
74,443	Pool #E65440, 7.50%, Due 11/1/10	76,757
95,757	Pool #G30067, 7.50%, Due 3/1/17	103,161
627,342	Pool #E99748, 8.00%, Due 11/1/15	662,060
68,251	Pool #A01379, 8.50%, Due 10/1/10	71,056
179,107	Pool #A01858, 8.50%, Due 7/1/21	197,704
	FHLMC Variable Rate Participation Certificates:
65,668	Pool #390260, 3.348%, Due 10/1/30	65,505
29,155	Pool #420196, 5.313%, Due 11/1/30	29,465
1,000,000	FNMA Floating Rate Notes, 4.11%, Due 2/17/09	1,002,940
	FNMA Guaranteed Mortgage Pass-Thru Certificates:
742,424	Pool #254863, 4.00%, Due 8/1/13	736,682
191,160	Pool #313806, 7.50%, Due 2/1/14	195,617
46,887	Pool #512255, 7.50%, Due 9/1/14	49,487
210,557	Pool #609554, 7.50%, Due 10/1/16	222,220
317,080	FNMA Guaranteed Real Estate Mortgage
	Investment Conduit Inverse Variable Rate Pass-Thru
	Certificates, Series 1993-113, Class SB, 9.749%, Due 7/25/23	364,234
	FNMA Guaranteed Real Estate Mortgage
	Investment Conduit Pass-Thru Certificates:
634,402	Series 2003-49, Class JE, 3.00%, Due 4/25/33	598,995
349,357	Series 2003-35, Class UC, 3.75%, Due 5/25/33	340,410
262,885	Series 2002-97, Class NF, 4.50%, 3/25/22	262,933
267,535	Series 1994-7, Class PG, 6.50%, Due 1/25/09	275,688
605,000	Series 1993-68, Class PL, 7.00%, Due 5/25/08	625,436
250,000	Series 1993-49, Class H, 7.00%, Due 4/15/13	265,478

Optimum QTM Funds - Capitql Conservation Fund
Schedule of Investments
April 30, 2005 (Unaudited)

Principal Amount		Value

	UNITED STATES GOVERNMENT &
	AGENCY ISSUES - (continued) - 47.47%
$ 365,916	Series G-41, Class PT, 7.50%, Due 10/25/21	$383,119
13,230	Series 1991-141, Class PZ, 8.00%, Due 10/25/21	14,226
662,720	Series G92-44, Class ZQ, 8.00%, Due 7/25/22	716,030
603,582	Series 1990-28, Class X, 9.00%, Due 3/25/20	663,256
	FNMA Guaranteed Real Estate Mortgage
	Investment Conduit Variable Rate Pass-Thru Certificates:
795,306	Series 2003-47, Class FP, 3.20%, Due 9/25/32	797,850
20,744	Series 1993-179, Class FO, 4.00%, Due 10/25/23	20,763
237,691	FNMA Guaranteed Variable Rate Mortgage Pass-Thru
	Certificates, Pool #316302, 6.825%, Due 11/1/18	251,242
	GNMA Guaranteed Pass-Thru Certificates:
11,355	Pool #365841, 7.00%, Due 9/15/08	11,765
10,511	Pool #413575, 7.00%, Due 12/15/10	11,001
595,000	GNMA Guaranteed Real Estate Mortgage Investment
	Conduit Pass-Thru Certificates, Series 2000-9,
	Class PB, 7.50%, Due 6/16/26	611,528
593,495	United States Treasury Bill Inflation Index Note,
	3.625%, Due 1/15/08	638,541
	TOTAL UNITED STATES GOVERNMENT &
	AGENCY ISSUES (Cost $16,841,605)	16,885,262

	SHORT-TERM INVESTMENTS - 10.64%
Shares	Money Market Mutual Funds - 3.65%
1,300,263	SEI Daily Income Trust Government Fund - Class B	1,300,263

Principal Amount
	United States Government &
	Agency Issues - 6.99%
$ 1,500,000	FHLMC Discount Note, 3.15%, Due 7/26/05	1,489,322
1,000,000	FNMA Bonds, 2.875%, Due 10/15/05	998,189
		2,487,511
	TOTAL SHORT-TERM INVESTMENTS
	(Cost $3,787,855)	3,787,774
	TOTAL INVESTMENTS - 99.68%
	(Cost $35,464,308)	35,457,806
	OTHER ASSETS LESS LIABILITIES - 0.32%	115,364
	NET ASSETS - 100.00%	$35,573,170

	See notes to financial statements

For certain federal income tax information, as well as other information regarding securities valuation and other significant accounting policies, please refer to the footnotes to the Fund’s most recent semi-annual or annual report.

Item 2. Controls and Procedures.

(a)
As of a date within 90 days prior to the filing of this report, the Registrant’s President/Chief Executive Officer and Treasurer/Chief Financial Officer have concluded that the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “1940 Act”)) are effective based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rules 15d-15(b) under the Securities Exchange Act of 1934, as amended.

(b)
There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the Registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3. Exhibits.

Separate certifications for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)). Filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)  Optimum Q Funds

By (Signature and Title) /s/ R. Schorr Berman
R. Schorr Berman, President

Date 6/29/05

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By (Signature and Title) /s/ R. Schorr Berman
R. Schorr Berman, President

Date 6/29/05

By (Signature and Title) /s/ John C. Duane
John C. Duane, Treasurer

Date 6/29/05